Prospectus supplement dated June 9, 2021
to the following prospectus(es):
Nationwide Income Architect Annuity prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
The prospectus offers the following underlying mutual fund as an investment option under the contract.
Effective on or about July 1, 2021, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Ivy Variable Insurance Portfolios – Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Mid Cap Growth: Class II
Ivy Variable Insurance Portfolios – Pathfinder Conservative: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Pathfinder Conservative: Class II
Ivy Variable Insurance Portfolios – Pathfinder Moderate: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Pathfinder Moderate: Class II
Ivy Variable Insurance Portfolios – Pathfinder Moderately Aggressive: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Pathfinder Moderately Aggressive: Class II
Ivy Variable Insurance Portfolios – Pathfinder Moderately Conservative: Class II	Ivy Variable Insurance Portfolios – Delaware Ivy Pathfinder Moderately Conservative: Class II
PROS-0481
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